GUIDESTONE FUNDS

Supplement dated June 15, 2012

to

Prospectus dated April 28, 2012

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

CHANGES TO THE INTERNATIONAL EQUITY FUND

Under the section disclosing “Principal Investment Strategies” for the International Equity Fund on page 105, the first bullet point is deleted in its entirety and replaced with the following:

The Fund invests mainly (at least 80% of its net assets and typically more) in equity securities, which may include stock, stock futures, rights, warrants or securities convertible into stock, of foreign companies. An issuer is considered to be from the country where it is located, where it is headquartered or incorporated, where the majority of its assets are located, or where it generates the majority of its operating income. The Fund’s portfolio is diversified among a large number of companies across different industries and economic sectors.

Under the section disclosing “Sub-Advisers and Portfolio Managers” for the International Equity Fund on page 107, the chart for AQR Capital Management, LLC is deleted in its entirety and replaced with the following:

AQR Capital Management, LLC
Clifford S. Asness, Ph.D. Managing and Founding Principal	Since March 2008
John M. Liew, Ph.D. Founding Principal	Since March 2008
Jacques Friedman Principal	Since June 2012
Oktay Kurbanov Principal	Since June 2012
Lars Nielsen Principal	Since June 2012

Under the heading “Sub-Advisers” for the International Equity Fund beginning on page 130, the paragraph for AQR Capital Management, LLC is deleted in its entirety and replaced with the following:

AQR Capital Management, LLC (“AQR”), Two Greenwich Plaza, 3rd Floor, Greenwich, Connecticut 06830: AQR is an investment management firm employing a disciplined multi-asset, global research process. Investment decisions are made using a series of global asset allocation, arbitrage and security selection models and implemented using proprietary trading and risk-management systems. AQR’s systematic and disciplined process is essential to achieve long-term success in investment and risk management. The principals of the firm have been pursuing this research since the late 1980s and have been implementing this research in one form or another since 1993. The research of AQR’s principals is internationally renowned and has resulted in numerous published papers in a variety of professional journals since 1991. The firm’s founding principals, Clifford S. Asness, Ph.D., David G. Kabiller, CFA, Robert J. Krail and John M. Liew, Ph.D., and several colleagues founded AQR in January 1998. As of March 31, 2012, AQR managed approximately $51.8 billion in total assets across a series of investment products for investors from the United States, Europe, Asia and Australia. The portfolio managers who are jointly and primarily responsible for the day-to-day management of assigned portions of the International Equity Fund are Clifford S. Asness, Ph.D., John M. Liew, Ph.D., Jacques Friedman, Oktay Kurbanov and Lars Nielsen. Messrs. Friedman, Kurbanov and Nielsen are each a Principal of AQR. Doctors Asness and Liew and Messrs. Friedman and Kurbanov have been at AQR since the firm’s inception in 1998, and Mr. Nielsen has been at AQR since 2000.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

GUIDESTONE FUNDS

Supplement dated June 15, 2012

to

Statement of Additional Information dated April 28, 2012

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.

I.    CHANGES TO DESCRIPTION OF INVESTMENTS AND RISKS

Under the heading, “Description of Investments and Risks” the following language is added as the last paragraph under the sub-heading, “Depositary Arrangements” beginning on page 11:

The International Equity Fund may also invest in other forms of depositary receipts that are certificates issued by non-U.S. institutions evidencing ownership of underlying foreign securities, including non-voting depositary receipts (“NVDRs”). Such depository receipts may or may not be traded in a secondary market, and, as is the case with the NVDRs, might only be redeemable by the issuer. Investments in these depositary receipts may provide economic exposure to the underlying security, but may be less liquid and more volatile than the underlying securities, which may be issued by companies in emerging markets. In addition, investments in these depositary receipts are subject to many of the same risks associated with investing directly in foreign securities. These risks are set forth in the section entitled “Foreign Securities” in this SAI. Investments in these depositary receipts, particularly NVDRs, may not entitle the holders to vote the underlying shares.

II.    CHANGES TO MANAGEMENT OF THE FUNDS

Under the heading “Management of the Funds”, on page 40, the disclosure pertaining to Grady R. Hazel, a Disinterested Trustee, in the table is deleted in its entirety and replaced with the following:

Name (Date of Birth), Address and Position(s) with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee During Past 5 Years
DISINTERESTED TRUSTEES
Grady R. Hazel (1947) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2011	G400 Field Representative, American Institute of Certified Public Accountants, 2012 - present; Executive Director, Society of Louisiana CPAs, 1995 - 2012.	27	Neighbors Federal Credit Union – Board of Directors Member and Chairman of Audit Committee; Stonetrust Commercial Insurance Company – Board of Directors Member and Member of Audit Committee

(1) Each Trustee serves for an indefinite term, until his successor is elected. Officers serve at the pleasure of the Board of Trustees.

i

Additionally, under the heading “Management of the Funds”, the paragraph referencing Grady R. Hazel, found on page 42, is deleted in its entirety and replaced with the following:

Grady R. Hazel. Mr. Hazel currently serves as a G400 Field Representative for the American Institute of Certified Public Accountants, where he acts as a liaison to CPA firms that have 101 to 400 CPAs. He was previously employed by the Society of Louisiana CPAs as an Executive Director. He is currently a member of the Board of Directors of Neighbors Federal Credit Union and serves as Chairman of the Audit Committee. In addition, he has served on the board of Stonetrust Commercial Insurance Company, where he was also a member of the Audit Committee. Mr. Hazel is a CPA and a Chartered Global Management Accountant (CGMA). Mr. Hazel holds a Master of Business Administration degree and a Bachelor of Science degree both from Louisiana State University.

ii

Under AQR Capital Management, LLC in the “Other Accounts Managed” chart, on page 56, the account information for the portfolio managers is deleted in its entirety and replaced with the following, which is current as of March 31, 2012:

Sub–Advisers Portfolio Managers	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.

For other accounts managed by Portfolio Manager(s)
within each category below, number of accounts and
the total assets in the accounts with respect to which
the advisory fee is based on the performance of the
account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
AQR Capital Management, LLC
Clifford S. Asness, Ph.D.	22	$5,479	55	$11,390	53	$13,374	N/A	N/A	28	$5,960	5	$1,115
John M. Liew, Ph.D.	10	$4,794	35	$ 7,961	25	$ 6,909	N/A	N/A	20	$5,034	3	$ 902
Jacques Friedman	18	$2,402	42	$ 9,539	56	$15,444	N/A	N/A	18	$4,566	5	$1,115
Oktay Kurbanov	2	$1,047	30	$ 7,806	24	$ 6,808	N/A	N/A	19	$5,025	3	$ 902
Lars Nielsen	22	$6,070	54	$11,058	55	$15,135	N/A	N/A	28	$5,958	5	$1,114

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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